Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2020	Jun. 30, 2026	Jul. 31, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
C000015937
Account Value [Line Items]
Line Graph and Table Measure Name				Champlain Small Company Fund, Advisor Shares
Accumulated Value			$ 20,260	$ 24,026		$ 22,086	$ 23,378	$ 20,557	$ 18,033	$ 22,775	$ 15,880	$ 15,674	$ 15,472	$ 12,900	$ 10,668
C000173316
Account Value [Line Items]
Line Graph and Table Measure Name				Champlain Small Company Fund, Institutional Shares
Accumulated Value			1,855,192	$ 2,230,870	$ 1,171,674	2,048,280	2,162,513	1,896,849	1,659,882	2,091,170	1,452,618	1,430,398	1,408,712
C000065363
Account Value [Line Items]
Line Graph and Table Measure Name				Champlain Mid Cap Fund, Advisor Shares
Accumulated Value			22,981	$ 26,750		26,085	25,721	24,275	21,044	28,635	19,126	17,175	15,046	12,646	10,822
C000096284
Account Value [Line Items]
Line Graph and Table Measure Name				Champlain Mid Cap Fund, Institutional Shares
Accumulated Value			2,328,441	$ 2,748,361		2,677,327	2,632,583	2,479,011	2,143,412	2,908,135	1,936,283	1,733,462	1,514,856	1,270,810	1,084,548
C000245657
Account Value [Line Items]
Line Graph and Table Measure Name				Champlain Strategic Focus Fund, Institutional Shares
Accumulated Value		$ 1,135,000		$ 1,288,784		1,252,867	1,184,887
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Russell 3000 Index (USD) (TR)
Accumulated Value			19,869	$ 40,853		36,850	31,457	25,408	20,172	24,967	16,765	15,113	14,118	12,130	10,444
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			Russell 3000 Index (USD) (TR)
Accumulated Value			1,897,477	$ 3,901,527	1,158,395	3,519,220	3,004,147	2,426,460	1,926,422	2,384,390	1,601,091	1,443,339	1,348,286
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]			Russell 3000 Index (USD) (TR)
Accumulated Value			19,869	$ 40,853		36,850	31,457	25,408	20,172	24,967	16,765	15,113	14,118	12,130	10,444
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]			Russell 3000 Index (USD) (TR)
Accumulated Value			1,986,872	$ 4,085,338		3,685,021	3,145,680	2,540,777	2,017,181	2,496,725	1,676,523	1,511,339	1,411,807	1,212,970	1,044,449
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]			Russell 3000 Index (USD) (TR)
Accumulated Value		1,102,449		$ 1,772,637		1,598,938	1,364,917
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Russell 2000 Index (USD) (TR)
Accumulated Value			17,205	$ 28,342		23,123	20,498	18,378	15,717	19,754	12,826	13,443	14,064	11,845	10,000
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			Russell 2000 Index (USD) (TR)
Accumulated Value			1,690,549	$ 2,784,935	$ 1,163,955	2,272,142	2,014,187	1,805,833	1,544,385	1,941,071	1,260,302	1,320,932	1,381,997
Russell Midcap Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]			Russell Midcap Index (USD) (TR)
Accumulated Value			17,740	$ 31,003		26,890	24,313	21,079	17,981	21,746	14,575	14,283	13,386	11,798	10,437
Russell Midcap Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]			Russell Midcap Index (USD) (TR)
Accumulated Value			$ 1,774,001	$ 3,100,320		2,688,950	2,431,287	$ 2,107,863	$ 1,798,100	$ 2,174,643	$ 1,457,520	$ 1,428,332	$ 1,338,563	$ 1,179,830	$ 1,043,746
Russell Midcap Growth Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]			Russell Midcap Growth Benchmark Index (USD) (TR)
Accumulated Value		$ 1,136,729		$ 1,617,852		$ 1,508,139	$ 1,387,981

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	As of March 2025, the benchmark name changed from Russell Midcap Growth Index to Russell Midcap Growth Benchmark Index, to reflect that it follows an uncapped methodology. Specifically, the Russell Midcap Growth Benchmark Index reflects the full market-cap weightings and does not apply the capping constraints introduced in 2025.